Leases - Additional Information (Details) - ft² ft² in Thousands	3 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Jul. 01, 2012
Maximum [Member]
Lessee, operating lease, remaining lease term	53 months
Minimum [Member]
Lessee, operating lease, remaining lease term	7 months
Seattle [Member]
Area of Land			49,375
Lessee Operating Lease Expired Term	2024-10
Gangnamgu [Member]
Area of Land		28,497
Lessee Operating Sub Lease Expired Term	2028-09
Malta [Member]
Area of Land	4,770
Lessee Operating Lease Expired Term	2024-10